Taxation	12 Months Ended
Dec. 31, 2021
Taxation
Taxation

10Taxation

Tax credited /(charged) in profit or loss

	2021	2020	2019
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	—	(4)	30

The tax on profit before tax for the year is higher than the standard rate of corporation tax in the UK (2020  — higher than the standard rate of corporation tax in the UK) of 19% (2020: 19%).

The differences are reconciled below:

	2021	2020	2019
	£ 000	£ 000	£ 000
Loss before tax	(245,224)	(12,322)	(7,514)
Corporation tax benefit at standard rate	46,593	2,341	1,428
Decrease in tax benefit from effect of expenses not deductible in determining taxable profit/(loss)	(92)	(135)	—
Decrease in tax benefit from tax losses for which no deferred tax asset was recognised	(46,501)	(841)	—
Decrease in tax benefit arising from group relief tax reconciliation	—	(1,369)	(1,428)
Deferred tax credit from unrecognised temporary difference from a prior period	—	—	30
Total tax benefit/(expense)	—	(4)	30

The main rate of UK corporation tax for the years to December 31, 2020 and December 31, 2021 was 19%.

10Taxation (continued)

At the March Budget 2021, the UK government announced that the Corporation Tax main rate (for all profits except ring fence profits and profits under £50 thousand) for the years starting April 1, 2023 be 25%.

No deferred tax assets or liabilities have been recognised as the Group has a surplus of UK tax losses which offset in the same jurisdiction as any deferred tax liabilities. A deferred tax asset for the surplus tax losses has not been recognised as the Group has not yet been profitable and therefore there is uncertainty over the availability of future taxable profits against which to utilise the tax losses.

Unused potential tax losses for which no deferred tax asset has been recognised as at December 31, 2021 were estimated as £250,500 thousand (2020: £4,641 thousand).